Shareholder Report, Line Graph (Details) - USD ($)	Dec. 30, 2019	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
C000215611
Account Value [Line Items]
Line Graph and Table Measure Name	Standpoint Multi-Asset Fund - Institutional
Account Value	$ 25,000	$ 42,671	$ 37,834	$ 37,035	$ 35,734	$ 25,625
C000215610
Account Value [Line Items]
Line Graph and Table Measure Name	Standpoint Multi-Asset Fund - Investor
Account Value	$ 10,000	16,871	14,999	14,711	14,236	10,230
50% MSCI World / 50% ICE BAML 3-month T-Bill
Account Value [Line Items]
Line Graph and Table Measure Name	50% MSCI World / 50% ICE BAML 3-month T-Bill
Account Value	$ 24,941	35,177	29,422	27,293	29,812	24,929
50% MSCI World / 50% ICE BAML 3-month T-Bill
Account Value [Line Items]
Line Graph and Table Measure Name	50% MSCI World / 50% ICE BAML 3-month T-Bill
Account Value	$ 9,977	14,071	11,769	10,917	11,925	9,972
ICE BofA 3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3 Month U.S. Treasury Bill Index
Account Value	$ 25,000	28,036	26,595	25,376	25,178	25,164
ICE BofA 3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3 Month U.S. Treasury Bill Index
Account Value	$ 10,000	$ 11,214	$ 10,638	$ 10,150	$ 10,071	$ 10,065